Income Taxes - Provision for income taxes charged to operations (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Sep. 30, 2022	Sep. 30, 2021
Deferred tax expense:
Total income tax expense	$ 62	$ 13	$ 6	$ 28
Mariadb Corporation Ab
Current tax expense
State and local					$ 13	$ 1
Foreign					68	83
Total current					81	84
Deferred tax expense:
Total income tax expense					$ 81	$ 84